Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property, plant and equipment, net consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2022
	SGD	SGD	USD
At cost:
Office furniture and fittings	149,929	150,000	111,907
Office Equipment	135,885	151,141	112,758
Leasehold improvements	9,732	9,732	7,261
Total	295,546	310,873	231,926
Accumulated depreciation	(245,559)	(275,511)	(205,544)
Property and equipment, net	49,987	35,362	26,382

Depreciation expenses for the years ended December 31, 2020, 2021 and 2022 amounted to S$74,780, S$12,886 and S$29,952 (US$22,345) respectively.

No impairment loss had been recognized for the years ended December 31, 2020, 2021 and 2022, respectively.